Condensed Financial Information of the Parent Company - Schedule of Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selling, general and administrative expenses	$ 176,534	$ 121,468	$ 137,003
Total operating expenses	227,800	145,022	159,611
Loss from operations	215,644	68,562	45,316
Other expenses	496	912	321
Interest income	1,930	1,996	2,016
Net income attributable to shareholders of Sinovac	110,369	44,929	21,782
Preferred stock dividends	(6,015)	(5,128)	0
Net income attributable to common shareholders	104,354	39,801	21,782
- Net income attributable to shareholders of Sinovac	110,369	44,929	21,782
Foreign currency translation adjustments	32,328	(2,827)	(10,996)
Comprehensive income attributable to shareholders of Sinovac	134,615	42,707	12,608
Parent Company
Selling, general and administrative expenses	7,013	7,750	15,615
Total operating expenses	7,013	7,750	15,615
Loss from operations	(7,013)	(7,750)	(15,615)
Other expenses	(23)	(16)	(13)
Interest income	532	871	798
Equity earnings of subsidiaries, net of tax	116,873	51,824	36,612
Net income attributable to shareholders of Sinovac	110,369	44,929	21,782
Preferred stock dividends	(6,015)	(5,128)	0
Net income attributable to common shareholders	104,354	39,801	21,782
- Net income attributable to shareholders of Sinovac	110,369	44,929	21,782
Foreign currency translation adjustments	24,246	(2,222)	(9,174)
Comprehensive income attributable to shareholders of Sinovac	$ 134,615	$ 42,707	$ 12,608